Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents (Note 3)	$ 44,894,850	$ 49,117,630
Marketable securities (Note 4)	113,433	105,218
Income tax receivable (Note 9)	8,091,104	8,682,839
Prepaid expense and other	739,175	506,663
Total current assets	53,838,562	58,412,350
Property, plant and equipment, net (Note 5)	2,074,713	2,153,678
Right of use asset		74,415
Total assets	55,913,275	60,640,443
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	756,623	473,226
Severance accrual (Note 8)	547,427
Lease liability		77,093
Contingent value rights (Note 2)	60,242	60,242
Total current liabilities	1,364,292	610,561
Total liabilities	$ 1,364,292	610,561
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,679,682
Contributed surplus	20,625,372	20,625,372
Stock options (Note 8)	23,413,786	23,402,083
Accumulated deficit	(292,169,857)	(286,677,255)
Total shareholders' equity	54,548,983	60,029,882
Total liabilities and shareholders' equity	$ 55,913,275	$ 60,640,443